EQUITY (Details 2) - Company Options [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants, Number of Shares begnning	5,284,068	3,059,068	71,625
Issued	1,000,000	2,225,000	3,059,068
Warrants,Number of share ending	6,284,068	5,284,068	3,059,068
Weighted Average Exercise Price, beginning	$ 0.80	$ 0.52	$ 0.41
Issued in Period, Weighted Average Exercise Price		1.20	0.52
Warrants, Weighted Average Exercise Price ending		$ 0.80	$ 0.52
Options,Weighted Average Remaining Life beginning	4 years 2 months 1 day	5 years 29 days	6 years 29 days
Issued, Weighted average remaining life		4 years 11 months 19 days	5 years 1 month 2 days
Options,Weighted Average Remaining Life ending		4 years 2 months 1 day	5 years 29 days